Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of Current Liabilities and Non-Current Liabilities
Following are the contractual conditions of the Group’s interest-bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 32, in connection with financial instruments.

	As at December 31
	2019	2018
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	36,630	20,302
Non-convertible debentures	8,841	2,933
Others	134	-
	45,605	23,235

Non-current liabilities
Loans from banks and others	503,647	487,759
Non-convertible debentures	73,006	75,476
	576,653	563,235

Total	622,258	586,470

Schedule of Classification based on Currencies and Interest Rates
Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31,
	2019	2019	2018
	%	$ Thousands

Debentures
In shekels	4.45%	81,847	78,409

Loans from banks and others
In shekels	4.70%	540,411	508,061

		622,258	586,470